Annual Notice of Securities Sold Pursuant to Rule 24F-2

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UNITED STATES	OMB Number: 3235-0456
SECURITIES AND EXCHANGE COMMISSION	Expires: July 31, 2006
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FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24F-2

Read instructions at end of Form before preparing Form.

Name and address of issuer: Separate Account KG of Allmerica Financial Life Insurance and Annuity Company 440 Lincoln Street Worcester, MA 01653

  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

Investment Company Act File Number: 811-7767 Securities Act File Number: 333-9965

4 (a). Last day of fiscal year for which this Form is filed. 12/31/04

4 (b).  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c). Check box if this is the last time the issuer will be filing this Form.

  Calculation of registration fee:
  Aggregate sale price of securities sold during the

fiscal year pursuant to section 24(f): $93,192,757

  Aggregate price of securities redeemed or

repurchased during the fiscal year: $245,271,793

  Aggregate price of securities redeemed or

repurchased during any prior fiscal year ending no

earlier than October 11, 1995 that were not

previously used to reduce registration fees payable

to the Commission: $277,314,505

  Total available redemption credits [add Items 5(ii)

and 5(iii)]: - $522,586,298
  Net sales - if Item 5(i) is greater than Item 5(iv)

[subtract Item 5(iv) from Item 5(i)]: $0

Redemption credits available for use in future years $(429,393,541) - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
Multiplier for determining registration fee (See Instruction C.9): X 0.0001177 Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): = $ 0

  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: . Not Applicable

Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$ N/A

Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $ 0
Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 29, 2005 Method of Delivery: X Wire Transfer Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul Kane Paul Kane - Assistant Vice President Date 3/30/2005
*Please print the name and title of the signing officer below the signature.